Cover	Jul. 31, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002132629
Document Type	S-6
Entity Registrant Name	FT 13096
Document Period End Date	Jul. 31, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average capital appreciation. Under normal circumstances, the Trust will invest at least 80% of its assets in companies headquartered or incorporated in the United States. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the industrials sector.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

The Trust is a unit investment trust which invests in 30 companies with a significant presence in the United States that we believe will benefit if the policies being proposed by the current administration are enacted.

While not a part of the Trust’s portfolio selection process, the Trust also invests in dividend-paying securities and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.